Commitments, contingencies and guarantees - Commitments outstanding (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2016	Mar. 31, 2016
Commitments to extend credit [Member]
Commitments [Line Items]
Commitments outstanding	¥ 957,320	¥ 782,525
Commitments to invest [Member]
Commitments [Line Items]
Commitments outstanding	¥ 17,280	¥ 136,204